UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23255

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Vivaldi Opportunities Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2019

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Semi-Annual Report
September 30, 2019
(Unaudited)
VIVALDI
OPPORTUNITIES FUND
(NYSE: VAM)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund, c/o UMB Fund Services at 235 West Galena Street, Milwaukee, WI 53212, or by calling toll-free at 1 (877) 779-1999. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary. You may elect to receive all future reports in paper free of charge.
You can inform the Fund or your financial intermediary, as applicable, that you wish to receive paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply the Fund and all funds held through your financial intermediary, as applicable.

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

Vivaldi Opportunities Fund
For the Six Months Ended September 30, 2019 (Unaudited)
This report and the financial statements contained herein are provided for the general information of the shareholders of Vivaldi Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 16.5%
$500,000	ARES XLIV CLO Ltd. Series 2017-44A, Class E, 10.354% (3-Month USD Libor+805 basis points), 10/15/20291,2,3,4	$451,324
500,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 8.028% (1-Month USD Libor+600 basis points), 5/15/20351,2,3,4	502,330
300,000	Continental Credit Card ABS LLC Series 2019-1A, Class B, 4.950%, 8/15/20261,2	298,575
500,000	CPS Auto Receivables Trust Series 2017-D, Class E, 5.300%, 6/17/20241,2	516,760
300,000	CPS Auto Receivables Trust Series 2019-C, Class F, 6.940%, 9/15/20261,2	309,749
	Deephaven Residential Mortgage Trust
500,000	Series 2018-4A, Class B2, 6.125%, 10/25/20581,2,4	508,359
345,000	Series 2018-1A, Class B1, 4.340%, 12/25/20571,2,4	343,199
600,000	Series 2019-3A, Class B1, 4.258%, 7/25/20591,2,4	628,115
	Fannie Mae Connecticut Avenue Securities
300,000	Series 2017-C03, Class 1M2, 5.018% (1-Month USD Libor+300 basis points), 10/25/20292,3,4	312,173
400,000	Series 2018-C01, Class 1M2, 4.268% (1-Month USD Libor+225 basis points), 7/25/20302,3,4	404,149
250,000	First Investors Auto Owner Trust Series 2019-1A, Class F, 6.150%, 7/15/20261,2	254,823
100,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/20251,2	101,968
500,000	Legacy Mortgage Asset Trust Series 2019-GS5, Class A2, 4.250%, 5/25/20591,2,5	501,020
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 8.800% (3-Month USD Libor+650 basis points), 1/18/20281,2,3,4	225,271
1,000,000	MMCF CLO LLC Series 2017-1A, Class D, 8.683% (3-Month USD Libor+638 basis points), 1/15/20281,2,3,4	962,827
1,000,000	Monroe Capital MML CLO VI Ltd. Series 2018-1A, Class E, 9.203% (3-Month USD Libor+690 basis points), 4/15/20301,2,3,4	917,514
	Mosaic Solar Loan Trust
335,000	Series 2018-1A, Class C, 0.000%, 6/22/20431,2	280,114
400,000	Series 2019-1A, Class B, 0.000%, 12/21/20431,2	311,863
382,810	Mosaic Solar Loans LLC Series 2017-2A, Class D, 0.000%, 6/22/20431,2	356,607

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	New Residential Mortgage Loan Trust
$231,000	Series 2019-NQM1, Class B1, 5.499%, 1/25/20491,2,4	$247,537
500,000	Series 2019-NQM1, Class B2, 5.499%, 1/25/20491,2,4	513,951
700,000	OZLM VI Ltd. Series 2014-6A, Class ES, 10.943% (3-Month USD Libor+864 basis points), 4/17/20311,2,3,4	579,944
750,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/20271,2,4	727,902
750,000	Palmer Square Loan Funding Ltd. Series 2019-3A, Class SUB, 0.000%, 8/20/20271,2,4	749,135
150,000	Pretium Mortgage Credit Partners I LLC Series 2019-NPL1, Class A2, 5.927%, 7/25/20601,2,5	151,520
200,000	Prosper Marketplace Issuance Trust Series Series 2019-2A, Class C, 5.050%, 9/15/20251,2	203,990
724,151	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/20371,2,4	516,425
500,000	Seasoned Credit Risk Transfer Trust Series Series 2019-2, Class M, 4.750%, 8/25/20581,2,4	507,567
203,849	Velocity Commercial Capital Loan Trust Series 2018-1, Class M6, 7.260%, 4/25/20481,2	205,062
1,000,000	York CLO-2 Ltd. Series 2015-1A, Class F, 9.528% (3-Month USD Libor+725 basis points), 1/22/20311,2,3,4	844,258
	TOTAL ASSET-BACKED SECURITIES (Cost $13,614,073)	13,434,031
	BANK LOANS – 9.6%
1,925,233	Barney’s, Inc. 10.100%, 3/31/20206	1,905,980
1,950,000	BJ Services 12.650%, 1/3/20236	1,930,500
1,250,000	Juul 9.287%, 8/2/20236	1,237,500
1,500,000	Murray Savings Association 11.332%, 2/12/20212,6	1,500,000
464,423	Premier Brands 10.156%, 3/20/20246	455,135
750,000	Vista Outdoor 11.082%, 11/19/20236	746,250
	TOTAL BANK LOANS (Cost $7,766,982)	7,775,365

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS – 29.2%
31,332	Aberdeen Emerging Markets Equity Income Fund, Inc.7	$218,071
80,241	Aberdeen Total Dynamic Dividend Fund7	669,210
15,241	AllianzGI Convertible & Income 2024 Target7	142,808
42,797	AllianzGI NFJ Dividend Interest & Premium Strategy Fund7	522,979
74,691	Barings BDC, Inc.7	758,114
3,675	BlackRock California Municipal Income Trust	50,292
3,839	BlackRock Debt Strategies Fund, Inc.	41,269
11,724	BlackRock New York Municipal Income Quality Trust	161,088
19,116	BlackRock Resources & Commodities Strategy Trust	142,988
63,191	BrandywineGLOBAL Global Income Opportunities Fund, Inc.7	764,611
13,704	Clough Global Equity Fund	157,596
51,507	Clough Global Opportunities Fund7	470,774
23,621	Cornerstone Strategic Value Fund, Inc.7	268,334
2,229	Cornerstone Total Return Fund, Inc.7	24,501
34,941	Delaware Enhanced Global Dividend & Income Fund7	344,518
4,613	Duff & Phelps Utility and Corporate Bond Trust, Inc.	42,670
3,669	Eaton Vance Floating-Rate Income Plus Fund	55,805
59,517	Eaton Vance Ltd. Duration Income Fund7	743,963
3,931	Eaton Vance Senior Income Trust	24,058
12,665	Eaton Vance Tax-Managed Buy-Write Strategy Fund	120,571
6,078	Franklin Ltd. Duration Income Trust	56,586
33,041	Garrison Capital, Inc.7	228,313
1,592	GDL Fund	14,630
15,407	Highland Global Allocation Fund	157,922
51,828	Highland Income Fund7	691,904
5,652	India Fund, Inc.7	116,036
76,949	Invesco Dynamic Credit Opportunities Fund7	847,208
29,535	Invesco High Income Trust II7	422,941
4,449	Invesco Municipal Opportunity Trust7	55,657
202,848	Invesco Senior Income Trust7	851,962
9,487	Kayne Anderson MLP/Midstream Investment Co.	137,182
8,854	Lazard World Dividend & Income Fund, Inc.7	82,696
9,620	Morgan Stanley Emerging Markets Debt Fund, Inc.7	88,408
2,756	Neuberger Berman California Municipal Fund, Inc.	38,556
24,994	Neuberger Berman High Yield Strategies Fund, Inc.	301,678
4,322	Neuberger Berman New York Municipal Fund, Inc.	54,068
7,935	NexPoint Strategic Opportunities Fund	142,275
7,841	Nuveen Connecticut Quality Municipal Income Fund	105,226
56,410	Nuveen Credit Strategies Income Fund7	421,947
11,947	Nuveen Georgia Quality Municipal Income Fund	148,262
9,241	Nuveen Intermediate Duration Quality Municipal Term Fund7	126,324
18,472	Nuveen Mortgage Opportunity Term Fund7	425,964
7,241	Nuveen Mortgage Opportunity Term Fund 27	160,533
11,198	Nuveen North Carolina Quality Municipal Income Fund	151,285

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
3,163	Nuveen Ohio Quality Municipal Income Fund	$49,912
149,699	Palmer Square Opportunistic Income Fund	2,733,511
68,861	PGIM Global High Yield Fund, Inc.7	989,533
21,638	PGIM High Yield Bond Fund, Inc.7	323,488
286,063	PIMCO Flexible Credit Income Fund – Class I	2,803,415
219,457	Pomona Investment LP8	2,363,882
21,819	Putnam Municipal Opportunities Trust	285,174
26,645	Royce Micro-Cap Trust, Inc.	214,226
3,944	Source Capital, Inc.	144,014
11,382	Special Opportunities Fund, Inc.7	162,080
88,378	Templeton Global Income Fund7	542,641
20,885	Tortoise Midstream Energy Fund, Inc.7	256,677
3,054	Voya Emerging Markets High Income Dividend Equity Fund	21,897
188,355	Voya Prime Rate Trust7	887,152
11,714	Western Asset Corporate Loan Fund, Inc.	111,166
31,804	Western Asset Global High Income Fund, Inc.7	315,814
	TOTAL CLOSED-END FUNDS (Cost $24,240,669)	23,756,365
Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS – 11.0%
$6,995,247	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/20362,4	101,095
483,830	American Home Mortgage Assets Trust Series 2006-6, Class XP, 1.688%, 12/25/20462,4	44,677
	American Home Mortgage Investment Trust
218,816	Series 2006-1, Class 12A1, 2.418% (1-Month USD Libor+40 basis points), 3/25/20462,3,4	210,976
1,251,879	Series 2006-2, Class 1A2, 2.338% (1-Month USD Libor+32 basis points), 6/25/20462,3,4	489,063
500,000	BAMLL Commercial Mortgage Securities Trust Series 2019-AHT, Class F, 6.228% (1-Month USD Libor+420 basis points), 3/15/20341,3,4	501,957
6,367,075	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.860%, 2/25/20352,4	127,596
250,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class F, 5.678% (1-Month USD Libor+365 basis points), 12/15/20361,2,3,4	251,682
100,000	Csail Commercial Mortgage Trust Series 2015-C2, Class C, 4.341%, 6/15/20572,4	98,263
	CSMC Trust
500,000	Series 2018-RPL2, Class A2, 4.293%, 8/25/20621,2,4	497,932
500,000	Series 2017-PFHP, Class G, 8.178% (1-Month USD Libor+615 basis points), 12/15/20301,3,4	501,294

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$2,000,000	Deutsche Alt-A Securities Mortgage Loan Trust Series Series 2007-BAR1, Class A4, 2.258% (1-Month USD Libor+24 basis points), 3/25/20372,3,4	$241,940
	Freddie Mac Structured Agency Credit Risk Debt Notes
750,000	Series 2017-DNA3, Class M2, 4.518% (1-Month USD Libor+250 basis points), 3/25/20302,3,4	766,852
250,000	Series 2017-HQA3, Class M2, 4.368% (1-Month USD Libor+235 basis points), 4/25/20302,3,4	253,144
250,000	GS Mortgage Securities Corp. Trust Series 2019-SMP, Class F, 5.240% (1-Month USD Libor+310 basis points), 8/15/20321,3,4	251,304
250,000	GS Mortgage Securities Trust Series 2018-HART, Class F, 5.928% (1-Month USD Libor+390 basis points), 10/15/20311,3,4	251,163
3,564,593	IndyMac INDX Mortgage Loan Trust Series 2004-AR12, Class AX2, 0.902%, 12/25/20342,4	135,102
250,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-ASH8, Class F, 6.028% (1-Month USD Libor+400 basis points), 2/15/20351,2,3,4	252,550
326,583	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.258% (1-Month USD Libor+24 basis points), 10/25/20462,3,4	259,765
	Morgan Stanley Mortgage Loan Trust
26,523	Series 2007-10XS, Class A2, 6.250%, 2/25/20372,4	18,652
541,629	Series 2007-7AX, Class 2A1, 2.138% (1-Month USD Libor+12 basis points), 4/25/20372,3,4	278,946
	RALI Series Trust
511,522	Series 2006-QS17, Class A7, 6.000%, 12/25/20362	482,181
1,085,841	Series 2008-QR1, Class 1A4, 6.000%, 8/25/20362	967,131
250,000	Ready Capital Mortgage Trust Series 2019-5, Class E, 5.651%, 2/25/20521,2,4	219,236
	Residential Asset Securitization Trust
1,535,880	Series 2006-A8, Class 2A7, 6.500%, 8/25/20362	811,677
459,804	Series 2007-A6, Class 1A3, 6.000%, 6/25/20372	403,691
	Verus Securitization Trust
250,000	Series 2019-1, Class B1, 5.311%, 2/25/20591,2,4	256,324
250,000	Series 2019-3, Class B1, 4.043%, 7/25/20591,2,4	248,964
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,118,417)	8,923,157

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 26.5%
	COMMUNICATIONS – 2.3%
161,260	eDreams ODIGEO S.A.*	$750,496
5,197	Sinclair Broadcast Group, Inc. – Class A	222,120
35,665	Viacom, Inc. – Class B7	857,030
		1,829,646
	CONSUMER DISCRETIONARY – 3.8%
42,309	BlueLinx Holdings, Inc.*,7	1,367,850
55,019	Care.com, Inc.*,7	574,949
67,822	EZCORP, Inc. – Class A*	437,791
29,698	Garrett Motion, Inc.*,7	295,792
30,801	Select Interior Concepts, Inc. – Class A*	399,489
		3,075,871
	CONSUMER STAPLES – 1.7%
72,617	Darling Ingredients, Inc.*,7	1,389,163
	ENERGY – 1.3%
18,357	CrossAmerica Partners LP	313,170
43,257	Green Plains, Inc.	458,308
15,506	SemGroup Corp. – Class A	253,368
		1,024,846
	FINANCIALS – 5.6%
4,504	8i Enterprises Acquisition Corp.*,9	45,220
2,518	Act II Global Acquisition Corp.*,9	25,432
5,404	Alberton Acquisition Corp.*,9	54,148
5,590	Andina Acquisition Corp. III*,9	58,695
3,940	B Riley Principal Merger Corp.*	39,794
2,674	Big Rock Partners Acquisition Corp.*	27,997
4,354	Boxwood Merger Corp. – Class A*	43,888
15,486	Brookfield Asset Management, Inc. – Class A9	822,161
3,127	CF Finance Acquisition Corp.*	32,990
570	Chardan Healthcare Acquisition Corp.*	5,786
3,751	ChaSerg Technology Acquisition Corp.*	39,948
2,050	Churchill Capital Corp. II*	21,546
3,744	Crescent Acquisition Corp.*	37,927
5,717	DD3 Acquisition Corp.*,9	58,028
4,520	Diamond Hill Investment Group, Inc.7	624,348
3,751	Edtechx Holdings Acquisition Corp.*	38,635
2,268	Far Point Acquisition Corp. – Class A*	23,179
4,293	Fellazo, Inc.*,9	42,801
3,235	FinTech Acquisition Corp. III*	34,517

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
15,202	Gordon Pointe Acquisition Corp.*	$159,317
5,615	Graf Industrial Corp.*	57,834
3,096	Haymaker Acquisition Corp. II*	31,734
2,703	Health Sciences Acquisitions Corp.*	29,003
4,074	Hennessy Capital Acquisition Corp. IV*	42,573
1,206	Insurance Acquisition Corp.*	12,530
2,223	Legacy Acquisition Corp. – Class A*	22,675
1	Leisure Acquisition Corp.*	10
6,444	Leisure Acquisition Corp.*	65,858
1,391	Monocle Acquisition Corp.*	13,882
8,811	Mudrick Capital Acquisition Corp. – Class A*	89,784
4,279	Netfin Acquisition Corp.*,9	43,090
1,902	Old Line Bancshares, Inc.	55,177
5,323	Opes Acquisition Corp.*	55,200
1,867	Pivotal Acquisition Corp. – Class A*	19,006
4,090	Replay Acquisition Corp.*,9	41,718
5,506	Schultze Special Purpose Acquisition Corp.*	56,381
5,531	South Mountain Merger Corp.*	58,075
19,017	SunTrust Banks, Inc.,7	1,308,370
5,718	Trine Acquisition Corp.*	59,181
4,032	Tuscan Holdings Corp.*	42,659
3,408	Twelve Seas Investment Co.*,9	34,898
10,999	United Financial Bancorp, Inc.	149,916
4,175	Wealthbridge Acquisition Ltd.*,9	43,002
		4,568,913
	HEALTH CARE – 2.4%
3,204	Allergan PLC9	539,201
4,245	Avedro, Inc.*	96,362
4,957	Cambrex Corp.*	294,942
9,408	Celgene Corp.*,7	934,214
27,365	Corindus Vascular Robotics, Inc.*	117,122
		1,981,841
	INDUSTRIALS – 1.6%
10,693	Diamond S Shipping, Inc.*,9	117,837
24	DryShips, Inc.*,9	125
45,880	Global Ship Lease, Inc. – Class A*,9	350,982
19,724	Heritage-Crystal Clean, Inc.*	522,686
15,403	International Seaways, Inc.*,9	296,662
		1,288,292

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS – 3.6%
18,825	AdvanSix, Inc.*,7	$484,179
16,685	Cameco Corp.9	158,508
48,797	Chemtrade Logistics Income Fund	411,767
89,784	IPL Plastics, Inc.*	531,968
49,546	Orion Engineered Carbons S.A.7,9	827,914
25,295	Univar Solutions, Inc.*	525,124
		2,939,460
	TECHNOLOGY – 4.2%
8,476	Carbon Black, Inc.*	220,291
91,106	EXFO, Inc.*,7,9	363,513
17,180	KEMET Corp.	312,332
5,497	Medidata Solutions, Inc.*	502,976
5,593	MicroStrategy, Inc. – Class A*,7	829,833
17,635	OneSpan, Inc.*,7	255,708
6,739	Presidio, Inc.	113,889
19,316	Ribbon Communications, Inc.*	112,806
74,323	Sonim Technologies, Inc.*	217,766
26,360	Super Micro Computer, Inc.*	506,112
		3,435,226
	TOTAL COMMON STOCKS (Cost $20,979,844)	21,533,258

Principal Amount
	CORPORATE BONDS – 1.7%
	FINANCIALS – 1.7%
$500,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/20282,4	514,417
500,000	Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/20231,2	522,500
400,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/20271,2	373,608
		1,410,525
	TOTAL CORPORATE BONDS (Cost $1,395,360)	1,410,525

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES – 1.3%
	FINANCIALS – 1.3%
2,591	Capital Southwest Corp. 5.950%, 12/15/20222	$67,573
3,486	Monroe Capital Corp. 5.750%, 10/31/20232	88,056
15,152	Oxford Square Capital Corp. 6.500%, 3/30/20242	389,255
3,829	PennantPark Investment Corp. 5.500%, 10/15/20242	95,074
3,761	Portman Ridge Finance Corp. 6.125%, 9/30/20222	94,213
400	Stellus Capital Investment Corp. 5.750%, 9/15/20222	10,120
5,805	THL Credit, Inc. 6.750%, 12/30/20222	146,809
4,738	6.125%, 10/30/20232	123,188
1,232	WhiteHorse Finance, Inc. 6.500%, 11/30/20252	32,377
		1,046,665
	TOTAL EXCHANGE-TRADED DEBT SECURITIES (Cost $1,035,394)	1,046,665
	PRIVATE INVESTMENT FUNDS – 14.3%
71,763	Bailard Real Estate LP8,10,11	2,500,000
N/A	DSC Meridian LP8,11,12,13	1,547,301
N/A	Linden Investors LP8,11,13,14	1,662,350
1,974	ShoreBridge Point72 LP8,11,12,15	2,159,122
N/A	Walleye Opportunities LP8,14,16,17	2,239,398
N/A	Whitebox Asymmetric LP8,11,14,18	1,484,920
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $11,000,000)	11,593,091

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	SPDR S&P 500 Trust ETF
4	Exercise Price: $282.00, Notional Amount: $112,800, Expiration Date: November 15, 2019*	940
	TOTAL PUT OPTIONS (Cost $1,608)	940
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $1,608)	940

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	RIGHTS – 0.0%
4,504	8i Enterprises Acquisition Corp., Expiration Date: December 29, 2019*,9	$1,910
2,674	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2020*	485
18,163	Corium International, Expiration Date: March 31, 2020*,6,7	—
3,408	Twelve Seas Investment Co., Expiration Date: December 21, 2019*,9	1,042
	TOTAL RIGHTS (Cost $0)	3,437
	WARRANTS – 0.0%
4,504	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,9	1,806
2,108	Allied Esports Entertainment, Inc., Expiration Date: August 9, 2024*,7	443
1,337	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*	200
4,354	Boxwood Merger Corp., Expiration Date: November 26, 2025*	3,048
4,157	Chardan Healthcare Acquisition Corp., Expiration Date: December 13, 2023*	3,118
5,717	DD3 Acquisition Corp., Expiration Date: October 23, 2023*,9	1,944
756	Far Point Acquisition Corp., Expiration Date: June 1, 2025*	907
15,202	Gordon Pointe Acquisition Corp., Expiration Date: January 25, 2023*	6,081
2,223	Legacy Acquisition Corp., Expiration Date: November 30, 2022*	778
3,222	Leisure Acquisition Corp., Expiration Date: December 28, 2022*	2,215
8,811	Mudrick Capital Acquisition Corp., Expiration Date: March 12, 2025*	5,049
5,323	Opes Acquisition Corp., Expiration Date: January 15, 2023*	957
1,867	Pivotal Acquisition Corp., Expiration Date: December 1, 2025*	2,390
3,408	Twelve Seas Investment Co., Expiration Date: July 13, 2023*,9	1,090
	TOTAL WARRANTS (Cost $0)	30,026
	SHORT-TERM INVESTMENTS – 0.7%
574,439	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 1.827%7	574,439
	TOTAL SHORT-TERM INVESTMENTS (Cost $574,439)	574,439
	TOTAL INVESTMENTS – 110.8% (Cost $89,726,786)	90,081,299
	Liabilities in Excess of Other Assets – (10.8)%	(8,808,220)
	TOTAL NET ASSETS – 100.0%	$81,273,079
	SECURITIES SOLD SHORT – (21.2)%
	COMMON STOCKS – (18.7)%
	COMMUNICATIONS – (1.7)%
(21,265)	CBS Corp. – Class B	(858,468)
(2,200)	EverQuote, Inc. – Class A*	(46,948)
(9,069)	Meet Group, Inc.*	(29,701)
(1,291)	Shopify, Inc. – Class A*,9	(402,353)
		(1,337,470)

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	CONSUMER DISCRETIONARY – (3.4)%
(7,743)	Adient PLC9	$(177,779)
(1,776)	BrightView Holdings, Inc.*	(30,458)
(6,639)	Del Taco Restaurants, Inc.*	(67,884)
(13,605)	Denny’s Corp.*	(309,718)
(1,828)	Fox Factory Holding Corp.*	(113,775)
(2,836)	Freshpet, Inc.*	(141,148)
(9,375)	Griffon Corp.	(196,594)
(5,323)	Kontoor Brands, Inc.	(186,837)
(2,900)	Kura Sushi USA, Inc. – Class A*	(56,898)
(3,798)	National Vision Holdings, Inc.*	(91,418)
(8,490)	OneSpaWorld Holdings Ltd.*,9	(131,850)
(13,426)	Regis Corp.*	(271,474)
(6,700)	Sally Beauty Holdings, Inc.*	(99,763)
(1,766)	Tesla, Inc.*	(425,376)
(2,034)	Wayfair, Inc.*	(228,052)
(1,897)	Wingstop, Inc.	(165,570)
(1,932)	Winnebago Industries, Inc.	(74,092)
		(2,768,686)
	CONSUMER STAPLES – (0.4)%
(1,211)	Chefs’ Warehouse, Inc.*	(48,828)
(1,045)	Clorox Co.	(158,704)
(8,442)	elf Beauty, Inc.*	(147,819)
		(355,351)
	ENERGY – (0.4)%
(11,281)	Energy Transfer LP	(147,556)
(2,385)	SolarEdge Technologies, Inc.*	(199,672)
		(347,228)
	FINANCIALS – (3.9)%
(3,029)	Axos Financial, Inc.*	(83,752)
(24,623)	BB&T Corp.	(1,314,129)
(15,486)	Brookfield Asset Management, Inc. – Class A9	(822,152)
(8,899)	Hargreaves Lansdown PLC	(227,481)
(4,574)	International Money Express, Inc.*	(62,847)
(5,872)	National General Holdings Corp.	(135,173)
(18,919)	New York Community Bancorp, Inc.	(237,433)
(9,623)	People’s United Financial, Inc.	(150,456)
(2,884)	Trupanion, Inc.*	(73,311)
(1,491)	WesBanco, Inc.	(55,719)
		(3,162,453)
	HEALTH CARE – (3.3)%
(2,775)	AbbVie, Inc.	(210,123)
(4,389)	Apyx Medical Corp.*	(29,713)
(6,616)	AtriCure, Inc.*	(165,003)

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	HEALTH CARE (Continued)
(9,408)	Bristol-Myers Squibb Co.	$(477,080)
(1,549)	Glaukos Corp.*	(96,828)
(1,700)	Inmode Ltd.*,9	(36,567)
(1,506)	iRhythm Technologies, Inc.*	(111,610)
(11,327)	Joint Corp.*	(210,795)
(14,048)	Lannett Co., Inc.*	(157,338)
(3,428)	Pacira BioSciences, Inc.*	(130,504)
(3,391)	SmileDirectClub, Inc. – Class A*	(47,067)
(2,228)	Tactile Systems Technology, Inc.*	(94,289)
(9,211)	Teladoc Health, Inc.*	(623,769)
(5,608)	Twist Bioscience Corp.*	(133,919)
(13,892)	Zynex, Inc.	(132,113)
		(2,656,718)
	INDUSTRIALS – (1.6)%
(5,352)	AAON, Inc.	(245,871)
(5,820)	Advanced Energy Industries, Inc.*	(334,126)
(1,827)	Badger Meter, Inc.	(98,110)
(2,960)	Cognex Corp.	(145,425)
(1,344)	National Presto Industries, Inc.	(119,737)
(887)	Pool Corp.	(178,908)
(983)	SiteOne Landscape Supply, Inc.*	(72,761)
(5,769)	WillScot Corp.*	(89,881)
		(1,284,819)
	MATERIALS – (0.6)%
(1,520)	Quaker Chemical Corp.	(240,373)
(1,386)	WD-40 Co.	(254,386)
		(494,759)
	TECHNOLOGY – (3.4)%
(18,862)	Allscripts Healthcare Solutions, Inc.*	(207,105)
(900)	Ambarella, Inc.*,9	(56,552)
(1,071)	CDW Corp.	(131,990)
(4,832)	Ciena Corp.*	(189,559)
(2,666)	CTS Corp.	(86,272)
(9,200)	Digital Turbine, Inc.*	(59,294)
(1,900)	Diodes, Inc.*	(76,285)
(15,106)	Extreme Networks, Inc.*	(109,896)
(18,641)	FormFactor, Inc.*	(347,562)
(9,966)	Inovalon Holdings, Inc. – Class A*	(163,343)
(2,936)	Inphi Corp.*	(179,243)
(17,076)	Lattice Semiconductor Corp.*	(312,235)
(1,400)	LivePerson, Inc.*	(49,980)
(2,420)	MACOM Technology Solutions Holdings, Inc.*	(52,018)
(10,453)	NetScout Systems, Inc.*	(241,046)

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	TECHNOLOGY (Continued)
(3,413)	NIC, Inc.	$(70,478)
(2,700)	Phreesia, Inc.*	(65,448)
(2,577)	Power Integrations, Inc.	(233,038)
(914)	Q2 Holdings, Inc.*	(72,087)
(758)	Silicon Laboratories, Inc.*	(84,403)
		(2,787,834)
	TOTAL COMMON STOCKS (Proceeds $14,990,274)	(15,195,318)
	EXCHANGE-TRADED FUNDS – (2.5)%
(23,539)	Invesco Senior Loan ETF	(531,746)
(5,500)	iShares iBoxx High Yield Corporate Bond ETF	(479,435)
(7,974)	iShares U.S. Home Construction ETF	(345,354)
(25,525)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(689,430)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,981,230)	(2,045,965)
	TOTAL SECURITIES SOLD SHORT (Proceeds $16,971,504)	$(17,241,283)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	SPDR S&P 500 Trust ETF
(4)	Exercise Price: $270.00, Notional Amount: $(108,000), Expiration Date: November 15, 2019*	$(452)
	TOTAL PUT OPTIONS (Proceeds $960)	(452)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $960)	$(452)
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
* Non-income producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $16,846,223, which represents 20.73% of total net assets of the Fund.
2 Callable.
3 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

4 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
5 Step rate security.
6 Level 3 securities fair valued under procedures established by the Board of Directors, represents 9.57% of Net Assets. The total value of these securities is $7,775,365.
7 All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
8 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2019 was $13,413,963 and $13,956,973, respectively.
9 Foreign security denominated in U.S. Dollars.
10 The Private Investment Fund imposes a 30 day redemption notice period.
11 The Private Investment Fund permits quarterly redemptions.
12 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
13 The Private Investment Fund imposes a 65 day redemption notice period.
14 The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20 – 25% of the fair value of the investment in the Private Investment Fund.
15 The Private Investment Fund imposes a 55 day redemption notice period.
16 The Private Investment Fund imposes a 45 day redemption notice period.
17 The Private Investment Fund permits monthly redemptions.
18 The Private Investment Fund imposes a 60 day redemption notice period.
FUTURES CONTRACTS
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at September 30, 2019	Unrealized Depreciation
(2)	CBOT 10-Year Eris Swap	March 2029	$(203,577)	$(226,125)	$(22,548)
(30)	CBOT 3-Year Eris Swap	March 2021	(2,907,126)	(2,969,358)	(62,232)
TOTAL FUTURES CONTRACTS			$(3,110,703)	$(3,195,483)	$(84,780)
EQUITY SWAP CONTRACTS
Counterparty	Reference Entity	Notional Amount	Pay/Receive Total Return on Reference Entity	Financing Rate1	Termination Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	BB&T Corp.	$337,278	Pay	Fed Funds Effective Rate less 0.35%	9/23/22	$—	$(5,198)
Goldman Sachs	SunTrust Banks, Inc.	336,296	Receive	1 month LIBOR Rate plus 0.50%	9/23/22	—	4,608
TOTAL EQUITY SWAP CONTRACTS						$—	$(590)

1
Financing rate is based upon predetermined notional amounts.

LIBOR – London Interbank Offered Rate.
See accompanying Notes to Financial Statements.

Vivaldi Opportunities Fund
SUMMARY OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	16.5%
Bank Loans	9.6%
Closed-End Funds	29.2%
Collateralized Mortgage Obligations	11.0%
Common Stocks
Financials	5.6%
Technology	4.2%
Consumer Discretionary	3.8%
Materials	3.6%
Health Care	2.4%
Communications	2.3%
Consumer Staples	1.7%
Industrials	1.6%
Energy	1.3%
Total Common Stocks	26.5%
Corporate Bonds
Financials	1.7%
Total Corporate Bonds	1.7%
Exchange-Traded Debt Securities	1.3%
Private Investment Funds	14.3%
Purchased Options Contracts
Put Options	0.0%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Total Investments	110.8%
Liabilities in Excess of Other Assets	(10.8)%
Total Net Assets	100.0%

* This table does not include securities sold, written options, futures contracts or equity swap contracts. Please refer to the Schedule of Investments for information on those security types.
See accompanying Notes to Financial Statements.

Vivaldi Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $89,725,178)	$90,080,359
Options, at value (cost $1,608)	940
Foreign currency, at value (cost $205,837)	209,536
Unrealized appreciation on open swap contracts	4,608
Cash	760,007
Cash deposited with broker	30,038,025
Receivables:
Investment securities sold	2,323,019
Dividends and interest	411,378
Variation margin	349
Due from Broker	321,951
Prepaid expenses	190
Prepaid offering costs	102,449
Total assets	124,252,811
Liabilities:
Borrowing agreement	20,824,641
Securities sold short, at value (proceeds $16,971,504)	17,241,283
Foreign currency due to custodian, at value (proceeds $1,660,949)	1,626,436
Written options contracts, at value (proceeds $960)	452
Unrealized depreciation on open swap contracts	5,198
Payables:
Investment securities purchased	2,559,787
Due to custodian	518,829
Investment manager fees	92,707
Legal fees	36,745
Fund services fees	27,048
Auditing fees	26,591
Dividends and interest on securities sold short	11,199
Transfer agent fees and expenses	3,258
Accrued other expenses	5,558
Total liabilities	42,979,732
Net Assets	$81,273,079
See accompanying Notes to Financial Statements.

Vivaldi Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2019 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$83,348,497
Total accumulated deficit	(2,075,418)
Net Assets	$81,273,079
Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$81,273,079
Shares of beneficial interest issued and outstanding	5,712,102
Offering and redemption price per share	$14.23
See accompanying Notes to Financial Statements.

Vivaldi Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2019 (Unaudited)

Investment Income:
Dividends (net of withholding tax of $5,419)	$984,123
Interest	1,477,594
Total investment income	2,461,717
Expenses:
Investment manager fees	804,260
Interest expense on borrowing agreement	306,143
Dividends on securities sold short	182,053
Fund services fees	80,860
Legal fees	63,785
Auditing fees	22,788
Directors’ fees and expenses	21,934
Interest expense on securities sold short	21,880
Stock exchange listing fees	16,888
Transfer agent fees and expenses	14,314
Chief Compliance Officer fees	9,073
Shareholder reporting fees	7,045
Insurance fees	4,934
Miscellaneous	1,430
Total expenses	1,557,387
Net investment income	904,330
Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short, Written Options Contracts, Futures Contracts, Swaps and Foreign Currency
Net realized gain (loss) on:
Investments	1,229,363
Purchased options contracts	(10,144)
Securities sold short	404,194
Written options contracts	28,640
Swap contracts	4
Foreign currency transactions	(3,605)
Net realized gain	1,648,452
Net change in unrealized appreciation/depreciation on:
Investments	1,151,824
Purchased options contracts	3,546
Securities sold short	(252,849)
Written options contracts	(4,499)
Futures contracts	(42,842)
Swap contracts	(590)
Foreign currency translations	15,863
Net change in unrealized appreciation/depreciation	870,453
Net realized and unrealized gain on investments, purchased options contracts, securities sold short, written options contracts, futures contracts, swaps and foreign currency	2,518,905
Net Increase in Net Assets from Operations	$3,423,235

See accompanying Notes to Financial Statements.

Vivaldi Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$904,330	$2,619,357
Net realized gain on investments, purchased option contracts, securities sold short, written option contracts, futures contracts and foreign currency	1,648,452	333,100
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, securities sold short, written option contracts, futures contracts and foreign currency	870,453	871,017
Net increase in net assets resulting from operations	3,423,235	3,823,474
Distributions to Shareholders:
Distributions:	(4,067,124)	(4,377,885)
From return of capital:	—	(1,070,422)
Total distributions to shareholders	(4,067,124)	(5,448,307)
Capital Transactions:
Reinvestment of distributions:	221,871	1,668,050
Cost of shares redeemed:	—	(6,163)
Net increase in net assets from capital transactions	221,871	1,661,887
Total increase (decrease) in net assets	(422,018)	37,054
Net Assets:
Beginning of period	81,695,097	81,658,043
End of period	$81,273,079	$81,695,097
Capital Share Transactions:
Shares reinvested:	15,676	116,007
Shares redeemed:	—	(420)
Net increase in capital share transactions	15,676	115,587
See accompanying Notes to Financial Statements.

Vivaldi Opportunities Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2019 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$3,423,235
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(65,993,305)
Sales of long-term portfolio investments	64,467,811
Proceeds from securities sold short	34,836,695
Cover short securities	(29,579,987)
Proceeds from written options	51,134
Closed written options	(2,218)
Purchases of short-term investments, net	(1,645,760)
Return of capital	278,214
Increase in foreign currency	(209,536)
Increase in cash deposited with broker	(1,004,114)
Decrease in dividends and interest receivable	15,245
Decrease in variation margin	3,400
Increase in due from broker	(321,951)
Increase in prepaid expenses	(190)
Increase in prepaid offering costs	(2,275)
Increase in foreign currency due to custodian	598,255
Increase in due to custodian	518,829
Decrease in investment manager fees	(37,083)
Increase in dividends and interest on securities sold short	5,468
Decrease in accrued expenses	(1,100)
Net amortization on investments	(40,950)
Net realized gain	(1,638,348)
Net change in unrealized appreciation/depreciation	(897,432)
Net cash provided by operating activities	2,824,037
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	—
Cost of shares redeemed	—
Dividends paid to shareholders, net of reinvestments	(3,845,253)
Proceeds from borrowing agreement	1,781,223
Net cash used for financing activities	(2,064,030)
Net increase in cash	760,007
Cash:
Beginning of period	—
End of period	$760,007
Non-cash financing activities not included herein consist of  $221,871 of reinvested distributions.
Cash paid for interest on securities sold short was $21,880.
Interest expense paid under borrowing agreement was $306,143 (see Note 10).
See accompanying Notes to Financial Statements.

Vivaldi Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019	For the Period October 2, 2017* Through March 31, 2018
Net asset value, beginning of period	$14.34	$14.63	$15.00
Income from Investment Operations:
Net investment income1	0.16	0.47	0.02
Net realized and unrealized gain (loss) on investments	0.32	0.21	(0.39)
Total from investment operations	0.48	0.68	(0.37)
Less Distributions:
From net investment income	(0.59)	(0.52)	—
From net realized gains	—	(0.24)	—2
From return of capital	—	(0.21)	—
Total distributions	(0.59)	(0.97)	—
Net asset value, end of period	$14.23	$14.34	$14.63
Per share market price, end of period	$13.75	14.02	N/A
Total net asset value return	4.37%4	4.83%	(2.45)%4
Total market price return	3.15%4	2.49%	N/A3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$81,273	$81,695	$81,658
Ratio of expenses to average net assets: (including interest expense and interest on securities sold short)	3.84%5,6	3.67%6	3.46%5,6
Ratio of net investment income to average net assets: (including interest expense and interest on securities sold short)	2.23%5	3.21%	0.21%5
Portfolio turnover rate	88%4	282%	79%4
Senior Securities
Total borrowings (000’s omitted)	$20,825	$19,043	$11,610
Asset coverage per $1,000 unit of senior indebtedness7	$4,903	$5,290	$8,034

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Amount represents less than $0.01 per share.
3 The Fund did not begin trading on the New York Stock Exchange until May 10, 2018.
4 Not annualized.
5 Annualized.
6 If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.26% for the six months ended September 30, 2019, 1.00% for the year ended March 31, 2019 and 0.51% for the period ended March 31, 2018.
7 Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to Financial Statements.

Vivaldi Opportunities Fund
Notes to Financial Statements
September 30, 2019 (Unaudited)

Note 1 — Organization
Vivaldi Opportunities Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland corporation on March 29, 2017. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities.
The investment objective of the Fund is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), in percentages determined at the discretion of the Investment Manager. Currently, RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC serve as Sub-Advisers to the Fund. The Fund commenced investment operations on October 2, 2017.
The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Directors of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
The Fund will generally value shares of an exchange traded fund (an “ETF” and collectively, “ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes is reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan, which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect Fund costs and potentially reducing returns to shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund’s shares and, therefore, the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(h) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments, respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.
At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.
(i) Equity Swaps
The Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty to a swap contract may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Funds may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
(j) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
The Fund incurred offering costs of approximately $83,921, which were amortized over a one-year period from October 2, 2017. See Note 2(m) below regarding additional offering costs incurred during the period ended September 30, 2019.
(k) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2019, and from the commencement of operations on October 2, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(l) Distributions to Shareholders
The Fund intends to make monthly distributions to its shareholders equal to 10% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and the difference will generally be a tax-free return of capital from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(m) Capital Share Shelf Offering
During the current reporting period, the Fund was authorized by the Securities and Exchange Commission to issue additional shares through a shelf offering (“Shelf Offering”), in which the aggregate offering amount is not to exceed $250,000,000. Under this Shelf Offering, the Fund, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share and also through rights offerings and at-the-market offerings. As of September 30, 2019, no additional shares were sold in connection with the Shelf Offering.
Costs incurred by the Fund in connection with the Shelf Offering were recorded as a prepaid expense and recognized as prepaid offering costs on the Statement of Assets and Liabilities. These costs will be amortized pro rata as shares are sold and will be recognized as a component of capital. Any deferred offering costs remaining one year after effectiveness of the Shelf Offering will be expensed. Costs incurred by the Fund to keep the Shelf Offering current will be expensed as incurred and recognized as a component of  “Other expenses” on the Statement of Operations. As of September 30, 2019, no amounts of offering costs were amortized in connection with the Shelf Offering because no shares had been sold in connection with the Shelf Offering.
Note 3 — Investment Advisory and Other Agreements
The Fund has agreed to pay the Investment Manager a management fee payable on a monthly basis at the annual rate of 1.40% of the Fund’s average daily Managed Assets (as defined below) in consideration of the advisory and other services it provides. Pursuant to a separate sub-advisory agreement, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00% of its portion of the Fund’s average daily net assets for the services it provides. Pursuant to a separate sub-advisory agreement, the Investment Manager (and not the Fund) has agreed to pay Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 0.80% of its portion of the Fund’s average daily net assets for the services it provides. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). As a result, the Investment Manager is paid more if the Fund uses leverage, which creates a conflict of interest for the Investment Manager. The Investment Manager seeks to manage that potential conflict by utilizing leverage only when it determines such action is in the best interests of the Fund.
Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
Certain officers of the Fund are employees of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the six months ended September 30, 2019, the Fund’s allocated fees incurred for directors are reported on the Statement of Operations.

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2019, are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
At September 30, 2019, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes, were as follows:
Cost of investments	$73,427,337
Gross unrealized appreciation	$3,405,700
Gross unrealized depreciation	(3,993,473)
Net unrealized depreciation on investments	$(587,773)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
As of December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	—
Unrealized depreciation on investments	(1,367,104)
Total accumulated deficit	(1,367,104)
The tax character of distributions paid during the year ended December 31, 2018 and the period from October 2 (commencement of operations) to December 31, 2017 was as follows:
Distributions paid from:	2018	2017
Ordinary income	$2,626,669	$5,815
Net long-term capital gains	403,175	1,058
Return of capital	1,070,422	—
Total distributions paid	$4,100,266	$6,916
Note 5 — Investment Transactions
For the six-month period ended September 30, 2019, purchases and sales of investments, excluding short-term investments, were $66,947,869 and $65,792,326, respectively. Proceeds from securities sold short and cover short securities were $34,632,043 and $29,407,474, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In April 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services — Investment Companies. Under the modifications, investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in securities with a fair value of  $13,956,973 are excluded from the fair value hierarchy as of September 30, 2019.

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$13,434,031	$—	$13,434,031
Bank Loans	—	—	7,775,365	7,775,365
Closed-End Funds	21,392,483	—	—	21,392,483
Collateralized Mortgage Obligations	—	8,923,157	—	8,923,157
Common Stocks*	21,533,258	—	—	21,533,258
Corporate Bonds**	—	1,410,525	—	1,410,525
Exchange-Traded Debt Securities*	1,046,665	—	—	1,046,665
Purchased Options Contracts	940	—	—	940
Rights***	3,437	—	—	3,437
Warrants	30,026	—	—	30,026
Short-Term Investments	574,439	—	—	574,439
Other Financial Instruments†
Swap Contracts	4,608	—	—	4,608
Subtotal	$44,585,856	$23,767,713	$7,775,365	$76,128,934
Closed-End Funds				2,363,882
Private Investment Funds				11,593,091
Total Assets				90,085,907
Liabilities
Securities Sold Short
Common Stocks*	$15,195,318	$—	$—	$15,195,318
Exchange-Traded Funds*	2,045,965	—	—	2,045,965
Written Options Contracts	452	—	—	452
Other Financial Instruments†
Futures Contracts	84,780	—	—	84,780
Swap Contracts	5,198	—	—	5,198
Total Liabilities	$17,331,713	$—	$—	$17,331,713

* All common stocks, exchange-traded debt securities, common stocks sold short, and exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of common stocks, exchange-traded debt securities, common stocks sold short, and exchange-traded funds securities by major industry classification, please refer to the Schedule of Investments.
** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*** The Fund held Level 3 rights valued at zero at period end.
† Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

The following table provides a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Beginning balance March 31, 2019	$3,480,692
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Total realized gain/(loss)	31,173
Change in unrealized appreciation/(depreciation)	1,134
Net purchases	5,697,500
Net sales	(13,952)
Principal paydown	(1,410,344)
Amortization	4,162
Return of capital dividends	(15,000)
Balance as of September 30, 2019	$7,775,365
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:
Fair Value September 30, 2019	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
$7,775,365	Recent Transaction Price	Recent Transaction Price	—	Increase

(1) Each Sub-Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
Note 8 — Derivative and Hedging Disclosure
The Fund has adopted the disclosure provisions of FASB Standard Codification 815, Derivatives and Hedging, which requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
For either investment or hedging purposes, the Fund may invest substantially in a broad range of derivative instruments, including structured products, swaps (including credit default swaps), futures and forward contracts, and options. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund’s derivative investments

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. The Fund invested in options contracts, futures contracts, and swap contracts during the six months ended September 30, 2019, which did not have a material impact on the Fund’s performance.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2019 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity price risk	Purchased options contracts, at value	$940	Written options contracts, at value	$452
Equity price risk	Unrealized appreciation on open swap contracts	$4,608	Unrealized depreciation on open swap contracts	$5,198
Interest rate risk			Unrealized depreciation on open futures contracts	84,780
Total		$5,548		$90,430
The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2019 are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Swap Contracts
Equity price risk	$(10,144)	$28,640	$—	$4
Interest rate risk	—	—	—	—
Total	$(10,144)	$28,640	$—	$4

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Swap Contracts	Total
Equity price risk	$3,546	$(4,499)	$—	$(590)	$(1,543)
Interest rate risk	—	—	(42,842)	—	(42,842)
Total	$3,546	$(4,499)	$(42,842)	$(590)	$(44,385)

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2019 are as follows:
Derivative	Quarterly Average	Amount
Options Contracts — Purchased	Average Notional Value	$209,367
Options Contracts — Written	Average Notional Value	(830,667)
Swap Contracts — Long	Average Notional Value	112,099
Swap Contracts — Short	Average Notional Value	(112,426)
Futures Contracts — Short	Average Notional Value	(3,110,703)
Note 9 — Disclosures about Offsetting Assets and Liabilities
The Fund is required by ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, to disclose information about its offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.
The Fund mitigates credit risk with respect to over-the-counter derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which collateral is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the applicable agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Amounts Not Offset in Statement of Assets and Liabilities		Net Amount
			Financial Instruments*	Cash Collateral**
Unrealized depreciation on open swap contracts — liability payable	Goldman Sachs	$5,198	$(4,608)	$(590)	$—

* Amounts relate to master netting agreements and collateral agreements (for example, ISDA) that have been determined by the Investment Manager to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
** Amounts relate to master netting agreements and collateral agreements that have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Vivaldi Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

Note 10 — Borrowing
The Fund has entered into a borrowing agreement with BNP Paribas. The Fund may borrow amounts up to one-third of the value of its assets. The Fund is charged interest of one-month Libor plus 0.75% for borrowing under this agreement. The average interest rate, average daily loan balance, maximum outstanding and amount recoded as interest expense for the six months ended September 30, 2019 were 3.06%, $19,594,454, $21,550,618, and $306,143, respectively. The Fund had outstanding borrowings for 183 days during the six months ended September 30, 2019. At September 30, 2019, the balance was $20,824,641 and the interest rate was 2.77%.
Note 11 — New Accounting Pronouncement
In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.
In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.
Note 12 — Events Subsequent to the Fiscal Year End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this year that materially impacted the amounts or disclosures in the Fund’s financials statements.

Vivaldi Opportunities Fund
SUPPLEMENTAL INFORMATION
September 30, 2019 (Unaudited)

FUND INFORMATION
	TICKER	CUSIP
Vivaldi Opportunities Fund	VAM	92853C207
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its report on Form N-Q’s successor form, Form N-PORT). The Fund’s Forms N-Q and N-PORT are available, without charge and upon request, on the SEC’s website at https://www.sec.gov or by calling the Fund at (877) 779-1999.
Approval of Investment Management and Sub-Advisory Agreements
At the meeting of the Board held on May 29, 2019, by a unanimous vote, the Board, including a majority of Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Directors”), approved the continuation of the Investment Management Agreement between the Investment Manager and the Fund and the each Sub-Advisory Agreement among the Investment Manager, the applicable Sub-Adviser and the Fund (collectively, the “Agreements”).
In advance of the May 29, 2019 meeting, the Independent Directors requested and received materials from the Investment Manager and each Sub-Adviser to assist them in considering the approval of the Agreements. The Independent Directors reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreements. Nor are the items described herein all-encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager and each Sub-Adviser (together, the “Advisers”). The Independent Directors then met separately with independent counsel to the Independent Directors for a full review of the materials. Following this session, the full Board reconvened and, after further discussion, determined that the information presented provided a sufficient basis upon which to approve the Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager and each of the Sub-Advisers under the respective Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager and each of the Sub-Advisers to the Fund, including, among other things, providing office facilities, equipment and

Vivaldi Opportunities Fund
SUPPLEMENTAL INFORMATION — Continued
September 30, 2019 (Unaudited)

personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager and the Sub-Advisers who provide investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s and each of the Sub-Adviser’s portfolio managers and key personnel were well-qualified by education and/or training and experience to perform services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s and each of the Sub-Adviser’s compliance policies and procedures, including the Investment Manager’s and each of the Sub-Adviser’s procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund by the Investment Manager and each of the Sub-Advisers were satisfactory.
PERFORMANCE
The Board considered the investment performance of the Investment Manager and each of the Sub-Advisers with respect to the Fund. The Board also considered the overall performance of the Fund, noting that the Fund returned 5.06%, net of fees, for the one-year period ended March 31, 2019.
FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS
The Board reviewed the advisory fee rate and total expense ratio of the Fund, noting that the Investment Manager paid each of the Sub-Advisers from its fee. The Board compared the investment management and sub-advisory fees for the Fund with various comparative data, including reports on the expenses of other comparable funds and other funds managed by the Investment Manager and each Sub-Adviser. The Board concluded that the investment management and sub-advisory fees were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the Fund’s investment management under the Agreements. The Board considered the Fund’s investment management and sub-advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were limited.
PROFITABILITY OF THE INVESTMENT MANAGER AND SUB-ADVISERS
The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationships with the Fund. The Board also reviewed the Investment Manager’s and each of the Sub-Adviser’s financial condition, noting that the financial condition of each appeared stable. The Board determined that the investment management fee, the sub-advisory fees and the compensation paid to the Investment Manager and each of the Sub-Advisers were reasonable and the financial condition of each was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Manager and each of the Sub-Advisers from their management of the Fund, including, without limitation, the ability to market their advisory services for similar products in the future. The Board noted that neither of the Sub-Advisers nor the Investment Manager had affiliations with the Fund’s transfer agent, fund accountant, custodian or distributor and, therefore, they did not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the investment management and sub-advisory fees were reasonable in light of the ancillary benefits.

Vivaldi Opportunities Fund
SUPPLEMENTAL INFORMATION — Continued
September 30, 2019 (Unaudited)

GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Agreements.
Vivaldi Opportunities Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

   (a)(1) Not applicable to semi-annual reports.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (a)(4) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Vivaldi Opportunities Fund

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By (Signature and Title)* /s/ Michael Peck

----------------------------------------------

Michael Peck, President

(Principal Executive Officer)

Date December 4, 2019

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael Peck

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Michael Peck, President

(Principal Executive Officer)

Date December 4, 2019

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By (Signature and Title)* /s/ Chad Eisenberg

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Chad Eisenberg, Treasurer

(Principal Financial Officer)

Date December 4, 2019

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* Print the name and title of each signing officer under his or her signature.

** Signatures on this page are for all the series

•	The Relative Value Fund
•	Vivaldi Opportunities Fund
•	Infinity Core Alternative Fund